Note 8 - Stockholders' Equity (Details Textual)										1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 11, 2021 $ / shares shares	Sep. 29, 2020 USD ($) $ / shares shares	Sep. 25, 2020	Sep. 24, 2020 USD ($) $ / shares shares	Jan. 21, 2020	Apr. 30, 2019	Apr. 26, 2019 USD ($) shares	Feb. 26, 2019 USD ($)	Feb. 25, 2019 USD ($)	Jul. 31, 2020 shares	Jan. 31, 2020 USD ($) shares	Jul. 31, 2019 USD ($) shares	Feb. 28, 2019 shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 26, 2020 $ / shares shares
Preferred Stock, Shares Authorized (in shares)																		10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares														$ 0.01		$ 0.01		$ 0.01	$ 0.01
Preferred Stock, Shares Outstanding, Ending Balance (in shares)																		100	2,486
Stock Issued During Period, Shares, New Issues (in shares)	1,644,000
Proceeds from Issuance or Sale of Equity, Gross | $				$ 12,800,000
Proceeds from Issuance or Sale of Equity, Total | $				$ 11,200,000
Number of Common Stock Securities Called by Each Unit (in shares)		1
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 6.25
Deferred Compensation Liability Conversion to Equity, Amount | $		$ 1,500,000
Deferred Compensation Liability Conversion to Equity, Conversion Price (in dollars per share) | $ / shares		$ 5.00
Stock Issued During Period, Shares, Cancellation of Accrued Compensation (in shares)		300,001
Stock Issued During Period, Shares, Conversion of Convertible Securities (in shares)		177,626
Stock Issued During Period, Shares, Issued for Services (in shares)																13,707		26,581	162
Stock Issued During Period, Shares, Warrants Exercised (in shares)																		36,902
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent																		110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)																		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)																		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares																		$ 1.12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)																0		602,000	0
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total | $																		$ 655,510
Class of Warrant or Right, Outstanding (in shares)																		3,600,337
Prepaid Expense, Value of Stock Issued for Services During Period | $														$ 39,773		$ 39,773		$ 48,667
Expense Related To Consulting And Investment Banking Agreements [Member]
Share-based Payment Arrangement, Expense | $																		45,733	$ 223,080
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expense | $														$ 56,190	$ 0	$ 168,570	$ 0	$ 18,730	$ 104,420
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)																2 years 2 months 12 days		2 years 10 months 24 days
Stock Incentive Plan 2020 [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)														1,500,000		1,500,000		1,000,000
Conversion from Convertible Debentures to Conversion Units [Member]
Debt Conversion, Converted Instrument, Principal and Interest, Amount | $		$ 1,214,667
Conversion Warrants [Member]
Class Of Warrant Or Right, Issued During Period (in shares)				2,560,000
Conversion Warrants [Member] | Conversion from Convertible Debentures to Conversion Units [Member]
Debt Conversion, Converted Instrument, Warrants or Options Issued (in shares)		303,668
Unit Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)				1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 5.00
Warrants and Rights Outstanding, Term (Year)				5 years
Pre-Funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)		1		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 0.01		$ 0.01														$ 0.01
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		250,000
Class of Warrant or Right, Outstanding (in shares)																		126,042
Pre-Funded Warrants [Member] | Conversion from Convertible Debentures to Conversion Units [Member]
Debt Conversion, Converted Instrument, Warrants or Options Issued (in shares)		126,042
Representative Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 6.875			$ 5.50														$ 5.50
Warrants and Rights Outstanding, Term (Year)				3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	72,000	128,000		128,000
Class of Warrant or Right, Period for Warrants or Rights Exercisable (Day)				180 days
Class of Warrant or Right, Outstanding (in shares)																		128,000
Management Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		300,001
Number of Warrants Called by Each Unit (in shares)		1
Series I Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																		$ 5.00
Stock Issued During Period, Shares, Warrants Exercised (in shares)										29,755
Class of Warrant or Right, Outstanding (in shares)																		62,626
June 2020 Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 5.00																$ 5.00		$ 10.00
Warrants and Rights Outstanding, Term (Year)																				5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)																				120,000
Class of Warrant or Right, Outstanding (in shares)																		120,000
Unit Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 5.00
Warrants and Rights Outstanding, Term (Year)		5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		2,560,000
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio			20		2,000	500
Series G Convertible Preferred Stock and Related Warrants [Member]
Convertible Preferred Stock and Related Warrants, Authorized (in shares)													1,000
Proceeds from Issuance of Convertible Preferred Stock and Related Warrants, Maximum | $								$ 250,000	$ 1,000,000.0
Convertible Preferred Stock and Related Warrants Issued (in shares)							500						500
Series G Convertible Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock and Related Warrants, Maximum | $							$ 500,000
Capital Units [Member]
Stock Issued During Period, Shares, New Issues (in shares)				2,560,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares				$ 5.00
Conversion of Series C Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)																			587
Conversion of Stock, Shares Issued (in shares)																			2
Conversion of Series C Preferred Stock Into Series F Preferred Stock [Member]
Conversion of Stock, Shares Converted (in shares)																			1,563
Conversion of Series E Preferred Stock Into Series F Preferred Stock [Member]
Conversion of Stock, Shares Converted (in shares)																			1,200
Conversion of Series F Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)																			507
Conversion of Stock, Shares Issued (in shares)																			9
Conversion from Series F Preferred Stock to Series H Preferred Stock [Member]
Conversion of Stock, Shares Converted (in shares)																			2,256
Conversion of Series H Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)																		1,686	1,570
Conversion of Stock, Shares Issued (in shares)																		469,697	14,808
Conversion of Series I Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)																		700
Conversion of Stock, Shares Issued (in shares)																		204,371
Conversion of Series J Preferred Stock into Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)																		300
Conversion of Stock, Shares Issued (in shares)																		42,723
Conversion of Series H, Series I, and Series J Preferred Stock into Common Stock [Member]
Conversion of Stock, Shares Issued (in shares)																		716,790	14,819
Series B Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)														10,000,000		10,000,000		10,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares														$ 1,000		$ 1,000		$ 1,000
Preferred Stock, Shares Outstanding, Ending Balance (in shares)														0		0		100	100
Convertible Preferred Stock, Conversion Price1 (in dollars per share) | $ / shares																		$ 7,000,000
Series C Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares																		$ 1,000
Preferred Stock, Shares Outstanding, Ending Balance (in shares)																		0
Series E Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares																		$ 1,000
Preferred Stock, Shares Outstanding, Ending Balance (in shares)																		0
Series F Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding, Ending Balance (in shares)																		0
Number of Series C and Series E Preferred Stock Exchanged for Series F Convertible Preferred Stock (in shares)													2,763
Series G Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding, Ending Balance (in shares)												1,000						0
Series H Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding, Ending Balance (in shares)																		0	1,686
Conversion of Stock, Shares Issued (in shares)												3,256
Series I Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding, Ending Balance (in shares)																		0	700
Stock Issued During Period, Shares, New Issues (in shares)												700
Proceeds from Issuance of Preferred Stock and Preference Stock | $												$ 700,000
Series J Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding, Ending Balance (in shares)																		0
Stock Issued During Period, Shares, New Issues (in shares)											300
Proceeds from Issuance of Preferred Stock and Preference Stock | $											$ 300,000
Capital Units Tranche One [Member] | Capital Units [Member]
Stock Issued During Period, Shares, New Issues (in shares)				2,310,000
Number of Common Stock Securities Called by Each Unit (in shares)				1
Capital Units Tranche Two [Member] | Capital Units [Member]
Stock Issued During Period, Shares, New Issues (in shares)				250,000
Units Including Pre-Funded Warrants [Member] | Capital Units [Member]
Shares Issued, Price Per Share (in dollars per share) | $ / shares				$ 4.99